OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
29	OPERATING SEGMENTS

For management purposes, the Group is organized into four reportable segments based on products and services as follows:

Banking -
Principally handling loans, credit facilities, deposits and current accounts.

Insurance -
Principally comprising the issue of insurance policies to cover losses in commercial property, transportation, marine vessels, automobile, life, health and pension funds.

Pension funds -
Providing services of private pension fund management to affiliated pensioners.

Investment banking -
Provide investment brokerage and management to a broad and diverse clientele, including corporations, institutional investors, governments and foundations. Also the structuring, and placement of issues in the primary market, as well as the execution and negotiation of operations in the secondary market. Additionally, it structures securitization processes for companies and manages mutual funds.

The Group monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the consolidated financial statements.

Transfer prices used between operating segments are on an arm’s length basis in a manner similar to transactions with third parties.

No revenue from transactions with a single external customer or counterparty amounted to 10 percent or more of the Group’s total revenue in the years 2017, 2016 and 2015.

(i)
The table below shows (in millions of soles) a breakdown of the Group’s total income, operating income and non-current assets; classified by location of customers and assets, respectively for the years ended December 31, 2017, 2016 and 2015:

2017	Total income (*)	Operating income (**)	Allowance for loan losses, net of recoveries	Depreciation and amortization	Impairment of available for sale assets	Income before income tax	Income tax	Net profit	Capital expenditures intangibles and goodwill	Total assets	Total liabilities

Banking	14,071	8,154	(1,789)	(326)	(8)	4,886	(1,266)	3,620	339	145,999	128,324
Insurance	2,474	619	–	(49)	–	353	(28)	325	59	10,988	8,409
Pension funds	392	1	–	(23)	–	206	(66)	140	10	798	243
Investment banking	791	(12)	–	(22)	7	130	(33)	97	8	12,687	11,243
Total consolidated	17,728	8,762	(1,789)	(420)	(1)	5,575	(1,393)	4,182	416	170,472	148,219

2016	Total income (*)	Operating income (**)	Allowance for loan losses, net of recoveries	Depreciation and amortization	Impairment of available for sale assets	Income before income tax	Income tax	Net profit	Capital expenditures intangibles and goodwill	Total assets	Total liabilities

Banking	13,059	7,890	(1,785)	(319)	(16)	4,175	(1,127)	3,048	326	142,775	125,998
Insurance	2,577	666	–	(45)	1	355	(51)	304	44	9,789	7,646
Pension funds	411	1	–	(21)	–	225	(70)	155	8	757	245
Investment banking	712	2	–	(22)	1	136	(33)	103	9	3,114	2,430
Total consolidated	16,759	8,559	(1,785)	(407)	(14)	4,891	(1,281)	3,610	387	156,435	136,319

2015	Total income (*)	Operating income (**)	Allowance for loan losses, net of recoveries	Depreciation and amortization	Impairment of available for sale assets	Income before income tax	Income tax	Net profit	Capital expenditures intangibles and goodwill	Total assets	Total liabilities

Banking	12,395	7,328	(1,881)	(232)	(57)	3,692	(1,032)	2,659	272	142,963	129,189
Insurance	2,439	630	–	(42)	13	424	(74)	350	144	9,059	7,270
Pension funds	403	(1)	–	(19)	–	228	(66)	162	2	766	247
Investment banking	528	2	–	(103)	–	17	(25)	(8)	7	2,692	2,047
Total consolidated	15,765	7,959	(1,881)	(396)	(44)	4,361	(1,197)	3,163	425	155,480	138,753

(ii)
The following table presents (in millions of soles) the distribution of the external revenue, operating revenue and non-current assets of the Group; all assigned based on the location of the clients and assets, respectively, at December 31, 2017, 2016 and 2015:

	At December 31, 2017				At December 31, 2016				At December 31, 2015
	Total income (*)	Operating income (**)	Total non current assets (***)	Total liabilities	Total income (*)	Operating income (**)	Total non current assets (***)	Total liabilities	Total income (*)	Operating income (**)	Total non current assets (***)	Total liabilities

Perú	11,668	8,199	2,976	130,953	11,388	8,051	2,994	119,813	10,907	7,533	3,070	121,870
Panama	4,274	37	121	933	3,791	27	124	1,254	3,491	23	104	2,233
Cayman Islands	512	183	5	5,250	466	147	5	5,695	490	129	5	5,940
Bolivia	813	338	102	8,490	682	321	79	7,246	507	267	79	6,672
Colombia	286	10	145	1,573	264	17	172	1,396	233	12	172	1,500
United States of America	8	–	–	2	8	–	–	2	5	–	–	3
Chile	167	(5)	139	1,018	160	(4)	138	913	132	(5)	142	535
Total Consolidated total	17,728	8,762	3,488	148,219	16,759	8,559	3,512	136,319	15,765	7,959	3,572	138,753

(*)	Including total interest and similar income, other income and net premiums earned from insurance activities.
(**)	Operating income includes the net interest income from banking activities and the amount of the net premiums earned, less insurance claims.
(***)	Non-current assets consist of property, furniture and equipment, intangible assets, and goodwill, net.